SEGMENT INFORMATION (Schedule of operating income by segment) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	$ 55,563	$ 46,235	$ 149,648	$ 131,481
Revenues - internal	0	0	0	0
Cost of revenues	38,376	34,634	109,110	99,101
Gross profit	17,187	11,601	40,538	32,380
Research and development	726	323	1,832	887
Selling and marketing	2,384	1,993	7,096	6,106
General and administrative	5,041	4,025	13,966	11,522
Operating income	9,036	5,260	17,644	13,865
Gain on sale of equity investment	0	0	4,324	0
Interest expenses	(216)	(176)	(546)	(835)
Financial expenses, net		30		(1,128)
Other financial income, net	273	206	92	(293)
Income before taxes	9,093	5,290	21,514	12,737
Elimination of Intercompany sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	0	0	0	0
Revenues - internal	(247)	(768)	(558)	(2,003)
Cost of revenues	(159)	(798)	(558)	(2,116)
Gross profit	(88)	30	0	113
Research and development	0	0	0	0
Selling and marketing	0	0	0	0
General and administrative	0	0	0	0
Operating income	(88)	30	0	113
OEM of Heat Transfer Solutions and Aviation Accessories [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	11,230	10,397	33,059	30,091
Revenues - internal	49	160	91	497
Cost of revenues	7,344	7,382	23,318	21,269
Gross profit	3,935	3,175	9,832	9,319
Research and development	254	73	697	391
Selling and marketing	498	345	1,873	1,249
General and administrative	1,739	1,626	4,294	4,106
Operating income	1,444	1,131	2,968	3,573
MRO Services for Heat Transfer Components and OEM of Heat Transfer Solutions [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	11,948	10,550	34,881	33,371
Revenues - internal	83	608	278	1,506
Cost of revenues	8,070	8,504	24,360	25,466
Gross profit	3,961	2,654	10,799	9,411
Research and development	379	180	926	494
Selling and marketing	541	580	1,534	1,716
General and administrative	969	856	3,083	2,594
Operating income	2,072	1,038	5,256	4,607
MRO services for Aviation Components and Lease [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	30,150	22,980	74,653	61,274
Revenues - internal	115	0	189	0
Cost of revenues	21,293	18,146	57,083	50,891
Gross profit	8,972	4,834	17,759	10,383
Research and development	0	0	0	0
Selling and marketing	1,154	925	3,160	2,722
General and administrative	2,091	1,378	5,878	4,337
Operating income	5,727	2,531	8,721	3,324
Overhaul and Coating of Jet Engine Components [Member] | Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues - external	2,235	2,308	7,055	6,745
Revenues - internal	0	0	0	0
Cost of revenues	1,828	1,400	4,907	3,591
Gross profit	407	908	2,148	3,154
Research and development	93	70	209	2
Selling and marketing	191	143	529	419
General and administrative	242	165	711	485
Operating income	$ (119)	$ 530	$ 699	$ 2,248